Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Taxes computed at statutory rate			35.00%	35.00%	35.00%
Net tax benefit related to Tax Reform Act	$ 175,200		$ 175,200
Effective tax rate on continuing operations			21.11%	30.67%	20.19%
Decrease in effective tax rate on continuing operations			(9.56%)
Enactment of Tax Reform Act, primarily due to change in enacted tax rate			(10.01%)
Tax benefit due to revaluation of net deferred income tax liabilities			$ 186,300
Expense related to adding a valuation allowance on foreign tax credit deferred tax assets			11,100
Non-cash gain related to correction of tax balances					$ 9,700
Non-current deferred tax liabilities included in deferred credits and other liabilities	329,300		329,300	$ 558,600
Non-current deferred tax assets included in other assets	600		600	0
Net federal, state and foreign income taxes paid (refund received)			699,800	329,300	260,300
Current federal and state income taxes receivable	212,500		212,500	91,700
Cumulative undistributed foreign earnings	0		0	190,100
Unrecognized tax benefits	48,845		48,845	44,088	50,510	$ 63,001
Amount of unrecognized tax benefits affects effective tax rate	48,200		48,200	43,400
Estimate of possible decrease in gross uncertain tax positions, exclusive of interest, as a result of the expiration of the statute of limitations	10,600		10,600
Expense (benefit) for interest and penalties			(2,200)	(2,800)	$ (7,000)
Accrued interest and penalties related to uncertain tax positions	16,100		16,100	18,400
Foreign Tax Credit Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, valuation allowance	74,300		74,300
Originated in 2017 [Member] | Foreign Tax Credit Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, valuation allowance	57,800		57,800
Originated before 2017 [Member] | Foreign Tax Credit Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward, valuation allowance	16,500		16,500
Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Taxes computed at statutory rate		21.00%
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
State net operating loss carryforwards	605,900		605,900	573,400
Foreign Country [Member]
Income Tax Disclosure [Line Items]
Foreign net operating loss carryforwards	$ 28,300		$ 28,300	$ 18,500
Maximum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year				2037
Maximum [Member] | Foreign Country [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year				2037
Minimum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year				2018
Minimum [Member] | Foreign Country [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year				2029